UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     July 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    74

Form 13F Information Table Value Total:    $160,903 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2518    26551 SH       OTHER                   26551        0        0
ABBOTT LABS                    COM              002824100     1965    37345 SH       OTHER                   37345        0        0
ADOBE SYS INC                  COM              00724F101     2147    68268 SH       OTHER                   68268        0        0
AETNA INC NEW                  COM              00817Y108     1894    42950 SH       OTHER                   42950        0        0
AIR PRODS & CHEMS INC          COM              009158106     1967    20576 SH       OTHER                   20576        0        0
ALLSTATE CORP                  COM              020002101     2613    85599 SH       OTHER                   85599        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1980    47818 SH       OTHER                   47818        0        0
ANADARKO PETE CORP             COM              032511107     2275    29634 SH       OTHER                   29634        0        0
APACHE CORP                    COM              037411105     2716    22010 SH       OTHER                   22010        0        0
APPLE INC                      COM              037833100     3189     9500 SH       OTHER                    9500        0        0
APPLIED MATLS INC              COM              038222105     2494   191735 SH       OTHER                  191735        0        0
AT&T INC                       COM              00206R102     2800    89136 SH       OTHER                   89136        0        0
BANK OF AMERICA CORPORATION    COM              060505104      152    13826 SH       SOLE                    13826        0        0
BB&T CORP                      COM              054937107      539    20086 SH       OTHER                   20086        0        0
BECTON DICKINSON & CO          COM              075887109     1826    21195 SH       OTHER                   21195        0        0
BROADCOM CORP                  CL A             111320107     2455    72991 SH       OTHER                   72991        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      203     3150 SH       OTHER                    3150        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2681    51891 SH       OTHER                   51891        0        0
CATERPILLAR INC DEL            COM              149123101     2446    22978 SH       OTHER                   22978        0        0
CHEVRON CORP NEW               COM              166764100      608     5911 SH       OTHER                    5911        0        0
COCA COLA CO                   COM              191216100      291     4330 SH       OTHER                    4330        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2258    93209 SH       OTHER                   93209        0        0
CONOCOPHILLIPS                 COM              20825C104     2793    37143 SH       OTHER                   37143        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2414    34290 SH       OTHER                   34290        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2196    56242 SH       OTHER                   56242        0        0
E M C CORP MASS                COM              268648102     2680    97276 SH       OTHER                   97276        0        0
EATON CORP                     COM              278058102      652    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     1805    26431 SH       OTHER                   26431        0        0
EXELON CORP                    COM              30161N101     2147    50120 SH       OTHER                   50120        0        0
EXXON MOBIL CORP               COM              30231G102     4574    56201 SH       OTHER                   56201        0        0
FEDEX CORP                     COM              31428X106      202     2134 SH       SOLE                     2134        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      205    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2895    22051 SH       OTHER                   22051        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2091    39530 SH       OTHER                   39530        0        0
GENERAL ELECTRIC CO            COM              369604103      411    21775 SH       OTHER                   21775        0        0
GENERAL MLS INC                COM              370334104     2713    72897 SH       OTHER                   72897        0        0
GILEAD SCIENCES INC            COM              375558103     1715    41405 SH       OTHER                   41405        0        0
GOOGLE INC                     CL A             38259P508     2429     4796 SH       OTHER                    4796        0        0
HALLIBURTON CO                 COM              406216101     2723    53390 SH       OTHER                   53390        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      165    10836 SH       OTHER                   10836        0        0
HOME DEPOT INC                 COM              437076102     2372    65489 SH       OTHER                   65489        0        0
HONEYWELL INTL INC             COM              438516106     2511    42144 SH       OTHER                   42144        0        0
INTEL CORP                     COM              458140100     2474   111658 SH       OTHER                  111658        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3156    18396 SH       OTHER                   18396        0        0
JOHNSON & JOHNSON              COM              478160104     2241    33689 SH       OTHER                   33689        0        0
JOHNSON CTLS INC               COM              478366107     1663    39926 SH       OTHER                   39926        0        0
JPMORGAN CHASE & CO            COM              46625H100     3001    73309 SH       OTHER                   73309        0        0
KIMBERLY CLARK CORP            COM              494368103     2480    37261 SH       OTHER                   37261        0        0
MCDONALDS CORP                 COM              580135101     2555    30303 SH       OTHER                   30303        0        0
MERCK & CO INC NEW             COM              58933Y105      347     9837 SH       OTHER                    9837        0        0
MORGAN STANLEY                 COM NEW          617446448     2128    92476 SH       OTHER                   92476        0        0
NIKE INC                       CL B             654106103     2362    26252 SH       OTHER                   26252        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2795    37303 SH       OTHER                   37303        0        0
ORACLE CORP                    COM              68389X105     2455    74605 SH       OTHER                   74605        0        0
PARKER HANNIFIN CORP           COM              701094104      485     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2404    34134 SH       OTHER                   34134        0        0
PNC FINL SVCS GROUP INC        COM              693475105      562     9420 SH       OTHER                    9420        0        0
POTASH CORP SASK INC           COM              73755L107     1753    30768 SH       OTHER                   30768        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      395    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     1791    64359 SH       OTHER                   64359        0        0
PROCTER & GAMBLE CO            COM              742718109     2673    42048 SH       OTHER                   42048        0        0
QUALCOMM INC                   COM              747525103     2908    51202 SH       OTHER                   51202        0        0
SCHLUMBERGER LTD               COM              806857108     2419    27997 SH       OTHER                   27997        0        0
SELECTIVE INS GROUP INC        COM              816300107      435    26728 SH       SOLE                    26728        0        0
STATE STR CORP                 COM              857477103     2706    60024 SH       OTHER                   60024        0        0
STRYKER CORP                   COM              863667101     1327    22604 SH       OTHER                   22604        0        0
SYSCO CORP                     COM              871829107     2916    93523 SH       OTHER                   93523        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1796    37252 SH       OTHER                   37252        0        0
UNION PAC CORP                 COM              907818108      230     2202 SH       SOLE                     2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2623    29637 SH       OTHER                   29637        0        0
UNIVEST CORP PA                COM              915271100    16700  1068446 SH       OTHER                 1068446        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2372    63711 SH       OTHER                   63711        0        0
WASTE MGMT INC DEL             COM              94106L109     2373    63673 SH       OTHER                   63673        0        0
WELLS FARGO & CO NEW           COM              949746101     2668    95072 SH       OTHER                   95072        0        0